Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share
	Three Months Ended March 31,
	2022	2021
	(In thousands, except per share amounts)
Numerator:
Net loss for basic and diluted loss per share	$(20,948)	$(18,911)

Denominator:
Weighted average shares - for basic and diluted net loss per share	65,721	58,616

Net loss per share
Basic and diluted	$(0.32)	$(0.32)